Financial assets and liabilities at fair value - Financial assets & liabilities reported at fair value in fair value hierarchy (Details) - SEK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments
Financial assets at fair value	kr 367,723	kr 331,720
Financial liabilities at fair value	339,240	310,253
Debt securities issued
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	318,900	280,294
Debt securities issued | Level 3
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	26,536	32,555	kr 41,198
Derivatives
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	13,187	14,729
Financial liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	41,975	54,045
Financial liabilities at fair value through profit or loss | Level 2
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	10,820	18,967
Financial liabilities at fair value through profit or loss | Level 3
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	31,155	35,078
Financial liabilities at fair value through profit or loss | Debt securities issued
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	28,788	39,316
Financial liabilities at fair value through profit or loss | Debt securities issued | Level 2
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	2,252	6,761
Financial liabilities at fair value through profit or loss | Debt securities issued | Level 3
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	26,536	32,555
Financial liabilities at fair value through profit or loss | Derivatives
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	13,187	14,729
Financial liabilities at fair value through profit or loss | Derivatives | Level 2
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	8,568	12,206
Financial liabilities at fair value through profit or loss | Derivatives | Level 3
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	4,619	2,523
Financial assets at fair value through profit or loss.
Disclosure of detailed information about financial instruments
Financial assets at fair value	82,496	65,172
Financial assets at fair value through profit or loss. | Level 1
Disclosure of detailed information about financial instruments
Financial assets at fair value	23,708	32,187
Financial assets at fair value through profit or loss. | Level 2
Disclosure of detailed information about financial instruments
Financial assets at fair value	58,685	32,499
Financial assets at fair value through profit or loss. | Level 3
Disclosure of detailed information about financial instruments
Financial assets at fair value	103	486
Treasuries/government bonds
Disclosure of detailed information about financial instruments
Financial assets at fair value	15,048	10,872
Treasuries/government bonds | Financial assets at fair value through profit or loss.
Disclosure of detailed information about financial instruments
Financial assets at fair value	15,048	10,872
Treasuries/government bonds | Financial assets at fair value through profit or loss. | Level 1
Disclosure of detailed information about financial instruments
Financial assets at fair value	2,366	5,638
Treasuries/government bonds | Financial assets at fair value through profit or loss. | Level 2
Disclosure of detailed information about financial instruments
Financial assets at fair value	12,682	5,234
Other interest-bearing securities except loans
Disclosure of detailed information about financial instruments
Financial assets at fair value	57,144	45,881
Other interest-bearing securities except loans | Financial assets at fair value through profit or loss.
Disclosure of detailed information about financial instruments
Financial assets at fair value	57,144	45,881
Other interest-bearing securities except loans | Financial assets at fair value through profit or loss. | Level 1
Disclosure of detailed information about financial instruments
Financial assets at fair value	21,342	26,549
Other interest-bearing securities except loans | Financial assets at fair value through profit or loss. | Level 2
Disclosure of detailed information about financial instruments
Financial assets at fair value	35,802	19,332
Derivatives
Disclosure of detailed information about financial instruments
Financial assets at fair value	10,304	8,419
Derivatives | Financial assets at fair value through profit or loss.
Disclosure of detailed information about financial instruments
Financial assets at fair value	10,304	8,419
Derivatives | Financial assets at fair value through profit or loss. | Level 2
Disclosure of detailed information about financial instruments
Financial assets at fair value	10,201	7,933
Derivatives | Financial assets at fair value through profit or loss. | Level 3
Disclosure of detailed information about financial instruments
Financial assets at fair value	kr 103	kr 486